BUSINESS ACQUISITION	12 Months Ended
Dec. 31, 2024
BUSINESS ACQUISITION
BUSINESS ACQUISITION
(3)	BUSINESS ACQUISITION

In September 2022, the Group entered into an agreement with Youru (Shanghai) Education Technology Co., Ltd. and its subsidiaries (“Youru”) to acquire the business of portfolio training and relevant consulting on fashion design through the transfer of the workforce, trademark and public domain. The Group was obligated to deliver the remaining performance obligations of Youru’s existing contracts with the students and assume the potential refund of the service fees. The acquisition was considered as immaterial. The Group recognized a goodwill with an amount of RMB1,534,529, which was assigned to the reporting unit of overseas art study services.

In 2023, we completed the acquisition of 100% equity interests of Jinan City Shizhong District Nuobi Education Training School Co., Ltd. (Jinan Nuobi). The equity interest was transferred from Jun Zhang, the President and Director of the Company, and a consideration of RMB 0.5 million was paid in August, 2023. In October 2024, 100% equity interests of Jinan Nuobi were transferred to a third party with nil consideration.